Directors' Emoluments - Schedule of Emoluments Paid or Payable to the Directors (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Emoluments Paid or Payable to the Directors [Line Items]
Salaries	$ 840,000	$ 30,758
Sun Lei [Member]
Schedule of Emoluments Paid or Payable to the Directors [Line Items]
Salaries		15,379
Li Huidan [Member]
Schedule of Emoluments Paid or Payable to the Directors [Line Items]
Salaries	210,000	15,379
Mu Ruifeng [Member]
Schedule of Emoluments Paid or Payable to the Directors [Line Items]
Salaries	210,000
Baojun Zhu [Member]
Schedule of Emoluments Paid or Payable to the Directors [Line Items]
Salaries	210,000
Jin Yan [Member]
Schedule of Emoluments Paid or Payable to the Directors [Line Items]
Salaries	$ 210,000